Deferred PIS/Cofins taxes	12 Months Ended
Dec. 31, 2025
Deferred Piscofins Taxes
Deferred PIS/Cofins taxes

21	Deferred PIS/Cofins taxes

Non-current Liabilities

	December 31, 2025	December 31, 2024

PIS/Cofins – Financial Asset	1,001,566	822,482
PIS/Cofins – Estimated Revenue	89,049	111,475
Others	190,350	183,847
Total	1,280,965	1,117,804

Current Liabilities	89,049	-
Non-current Liabilities	1,191,916	1,117,804